The Company and Summary of Significant Accounting Policies - Summary of Net Loss Per Common Share Basic and Diluted (Details) - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2025		Mar. 31, 2025	Sep. 30, 2024		Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Accounting Policies [Abstract]
Net loss and comprehensive loss attributable to QT Imaging Holdings, Inc.	$ (4,557,406)		$ (8,984,880)	$ (3,619,494)		$ (628,590)	$ (1,877,464)	$ (19,694,921)		$ (5,496,958)		$ (8,984,880)		$ (6,098,951)
Deemed dividend related to the modification of equity classified warrants	0		(5,185,502)	0				0		(5,185,502)		(5,185,502)		0
Net loss attributable to common stockholders	$ (4,557,406)		$ (14,170,382)	$ (3,619,494)			$ (7,062,966)	$ (19,694,921)		$ (10,682,460)		$ (14,170,382)		$ (6,098,951)
Weighted-average number of common shares used in computing net loss per common share, basic (in shares)	9,601,972	[1]		7,155,505	[1]			9,415,349	[1]	6,245,877	[1]	6,659,288	[2],[3]	3,180,067	[2],[3]
Weighted-average number of common shares used in computing net loss per common share, diluted (in shares)	9,601,972	[1]		7,155,505	[1]			9,415,349	[1]	6,245,877	[1]	6,659,288	[2],[3]	3,180,067	[2],[3]
Net loss per share, basic (in dollars per share)	$ (0.47)	[1]		$ (0.51)	[1]	$ (0.14)	$ (1.22)	$ (2.09)	[1]	$ (1.72)	[1]	$ (2.13)	[2],[3]	$ (1.92)	[2],[3]
Net loss per share, diluted (in dollars per share)	$ (0.47)	[1]		$ (0.51)	[1]	$ (0.14)	$ (1.22)	$ (2.09)	[1]	$ (1.72)	[1]	$ (2.13)	[2],[3]	$ (1.92)	[2],[3]

[1]	Share and per share amounts for the three and nine months ended September 30, 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of shares of common stock outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[2]	Amounts and per share amounts for the years ended December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[3]	Amounts for the year ended December 31, 2023 and before that date differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).